Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Outstanding shares Class A	Outstanding shares Class B	Share capital	Merger reserve	Translation reserve	Retained earnings	Non- controlling interests	Total
Balance at Mar. 31, 2022			$ 6,661	$ (5,913)	$ 2	$ 9,304	$ 4	$ 10,058
Balance (in Shares) at Mar. 31, 2022	22,500,000	5,625,000
Other comprehensive income					(49)			(49)
Net profit for the year						4,354	5	4,359
Dividend paid						(6,300)		(6,300)
Balance at Mar. 31, 2023			6,661	(5,913)	(47)	7,358	9	8,068
Balance (in Shares) at Mar. 31, 2023	22,500,000	5,625,000
Other comprehensive income					(97)			(97)
Net profit for the year						3,281	3	3,284
Dividend paid						(3,151)		(3,151)
Balance at Mar. 31, 2024			6,661	(5,913)	(144)	7,488	12	8,104
Balance (in Shares) at Mar. 31, 2024	22,500,000	5,625,000
Other comprehensive income					(36)			(36)
Net profit for the year						2,815	4	2,819
Issuance of new shares			10,000					10,000
Issuance of new shares (in Shares)	2,500,000
Share issued expenses			(2,813)					(2,813)
Balance at Mar. 31, 2025			$ 13,848	$ (5,913)	$ (180)	$ 10,303	$ 16	$ 18,074
Balance (in Shares) at Mar. 31, 2025	25,000,000	5,625,000